CONSOLIDATED STATEMENT OF OTHER COMPREHENSIVE INCOME - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Consolidated profit for the year	R$ 12,799,918	R$ 9,138,048	R$ 7,464,918
Other Comprehensive Income that will be reclassified subsequently to profit or loss when specific conditions are met:	558,967	1,194,335	3,725,565
Available-for-sale financial assets	0	1,147,384	3,311,607
Valuation adjustments - Gains (Losses)	0	1,789,286	5,458,735
Amounts transferred to income statement	0	30,694	82,638
Income taxes	0	(672,596)	(2,229,766)
Financial Assets Measured At Fair Value Through Other Comprehensive Income	475,809	0	0
Financial Assets Measured At Fair Value Through Other Comprehensive Income	388,481	0	0
Gains (Losses) on financial assets previously classified as available-for-sale and reclassified to the income statement (net)	7,982	0	0
Gains (Losses) on financial assets previously classified as available-for-sale and reclassified to reserves (net)	296,802	0	0
Income taxes	(217,456)	0	0
Cash flow hedges	83,158	46,951	413,958
Valuation adjustments	140,811	73,238	761,423
Amounts transferred to income statement	(6,767)	0	1,580
Income taxes	(50,886)	(26,287)	(349,045)
Net investment hedge	0	0	634,207
Net investment hedge	0	0	1,209,338
Income taxes	0	0	(575,131)
Translation adjustments investment abroad	0	0	(634,207)
Exchange on investments Abroad	0	0	(634,207)
Other Comprehensive Income that will not be Reclassified to net Income:	(366,660)	(620,903)	(941,833)
Defined benefits plan	(366,660)	(620,903)	(941,833)
Defined benefits plan	(418,768)	(992,156)	(1,568,122)
Income taxes	52,108	371,253	626,289
Total Comprehensive Income	12,992,225	9,711,480	10,248,650
Attributable to the parent	12,774,784	9,497,496	10,118,295
Attributable to non-controlling interests	217,441	213,984	130,355
Total comprehensive income	R$ 12,992,225	R$ 9,711,480	R$ 10,248,650